Shareholders' Deficit - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Feb. 10, 2014 USD ($)	Jun. 28, 2013 USD ($)	Dec. 31, 2010	Nov. 30, 2013	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares shares	Feb. 13, 2015 $ / shares	Feb. 04, 2014 $ / shares shares	Jul. 31, 2013 $ / shares	Jul. 30, 2013 $ / shares	Jul. 22, 2013 shares	Jul. 21, 2013 shares	Dec. 31, 2012 shares
Class Of Stock [Line Items]
Reverse stock split of common shares, ratio			0.25	0.0714
Common stock, shares authorized | shares					40,000,000	53,000,000	40,000,000		40,000,000			14,600,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares									5,000,000			100,000,000	14,600,000
Preferred stock, par value | $ / shares						$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, dividends, per share, cash paid					8.00%
Initial public offering, price per share | $ / shares									$ 10.00
Preferred stock, dividend declared | $					$ 0	$ 0
Preferred stock, voting rights					The holders of preferred shares had the right to one vote for each common share into which the preferred shares were convertible.
Proceeds from sale of common stock | $					$ 20,000,000
Sales of stock per share | $ / shares					$ 25.20
Convertible preferred stock, terms of conversion					The convertible preferred shares could have been converted into common shares at any time at the option of the holder utilizing the then effective Series A preferred conversion price. All preferred shares would have been automatically converted into common shares utilizing the then effective Series A preferred conversion price upon a) the election of the holders of a majority of the outstanding shares of Series A preferred stock, or b) the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933 covering the sale of the Company’s common stock if gross proceeds are at least $20,000,000 and the per share price is at least $25.20.
Debt, principal amount converted | $		$ 20,231,000			$ 6,600,000	20,231,000
Accrued interest [Member]
Class Of Stock [Line Items]
Accrued interest on convertible debt converted | $	$ 233,982	$ 2,581,000				$ 2,581,000
Series A Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized | shares					5,000,000	100,000,000								36,460,000
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001					$ 0.0001
Initial public offering, price per share | $ / shares					$ 0.60
Shares issued for conversion of notes payable and accrued interest, shares | shares						42,245,834
IPO
Class Of Stock [Line Items]
Common stock, shares authorized | shares									40,000,000
Preferred stock, shares authorized | shares									5,000,000